Share Capital and Other Equity Instruments - Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2019 Warrant $ / shares	Dec. 31, 2018 Warrant $ / shares	Dec. 31, 2017 Warrant $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number | Warrant	172,735	153,611	121,671
Exercise price of warrant | $ / shares	$ 84.33	$ 1,028.35	$ 2,109.21
Warrant Expires on January 2023
Disclosure Of Classes Of Share Capital [Line Items]
Number | Warrant	4,000
Expiry date	Jan. 31, 2023
Exercise price of warrant | $ / shares	$ 3,000.00
Warrant Expires on April 2027
Disclosure Of Classes Of Share Capital [Line Items]
Number | Warrant	168,735
Expiry date	Apr. 30, 2027
Exercise price of warrant | $ / shares	$ 15.21